CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2013		Sep. 30, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)		(127.3)		650.3		(976.6)
Items not requiring (providing) cash:
Depreciation and amortization	12.9		47.0		23.4		105.5
Impairment and other closure costs (note 6)	8.2		86.9		3.3		823.6
Deferred income taxes (note 19)	0.1		0		(0.7)		(7.6)
Settlement gain on special pension portability election	0		(2.6)		0		0
Foreign exchange loss (gain) on long-term debt	3.2		18.8		(24.0)		9.7
Non-cash reorganization items	2.4		0.5		(707.4)		0
Non-cash interest on compromised notes	0		0		48.4		0
Employee future benefits, expense under cash contributions	(3.4)		(7.0)		(8.4)		(8.0)
Loss (gain) on disposal of property, plant and equipment	0.4		(0.6)		(6.7)		(0.1)
Gain on disposal of non-core assets	0	[1]	(12.3)	[1]	0	[1]	0	[1]
Loss on purchase of Floating Rate Notes	0		2.2		0		0
Decrease in other long-term obligations	(0.1)		(0.2)		0		(3.1)
Other	0.2		1.9		2.6		(1.8)
Changes in non-cash working capital
Accounts receivable	41.1		(2.7)		(22.9)		(14.3)
Inventories	11.6		(14.7)		8.7		(17.1)
Prepaids and other	4.5		3.6		(0.5)		7.6
Accounts payable and accrued liabilities	7.7		(1.0)		(10.1)		3.8
Cash flows provided (used) by operating activities	52.1		(7.5)		(44.0)		(71.5)
Investing
Additions to property, plant and equipment	(10.4)		(23.4)		(12.2)		(19.7)
Proceeds from sale of property, plant and equipment	0.8		0.8		11.5		1.2
Proceeds from sale of non-core assets	0	[1]	51.4	[1]	0	[1]	0	[1]
Decrease (increase) in restricted cash	3.4		3.1		(6.4)		0
Decrease (increase) in other assets	0		(0.5)		3.7		0.8
Cash flows provided (used) by investing activities	(6.2)		31.4		(3.4)		(17.7)
Financing
Increase (decrease) in revolving loan	(40.0)		(13.4)		16.0		48.0
Redemption of senior notes	0		0		0		(25.8)
Purchase of Floating Rate Notes (note 16)	0		(15.8)		0		0
Proceeds on issuance of senior secured notes (note 16)	0		0		33.1		0
Deferred financing costs (note 16)	0		0		(9.3)		(2.4)
DIP financing costs	0	[2]	0	[2]	(3.8)	[2]	0
Decrease in other long-term debt	0		(1.1)		(0.9)		(0.9)
Share issuance costs	0		0		(0.2)		0
Cash flows provided (used) by financing activities	(40.0)		(30.3)		34.9		18.9
Cash and cash equivalents, increase (decrease) in the period	5.9		(6.4)		(12.5)		(70.3)
Cash and cash equivalents, beginning of period	12.6		18.5	[3]	25.1	[3]	95.4
Cash and cash equivalents, end of period	18.5	[3]	12.1	[3]	12.6	[3]	25.1	[3]
Supplemental disclosures:
Income taxes paid (recovered)	0		0		(0.2)		0.1
Net interest paid	11.0		36.8		11.7		72.6
Common stock issued under stock option compensation plan	0		0		0		0.2
Cash and cash equivalents included in assets held for sale	1.9		0		0.4		0

[1]	Non-core assets disposed of for the year ended December 31, 2013 included the Elk Falls site, the Snowflake mill, the company’s interest in Powell River Energy Inc, the Port Alberni wastewater treatment facility, and two parcels of Poplars land
[2]	Financing costs incurred in connection with entering into DIP Credit Agreement, including commitment fees, for the duration of the creditor protection proceedings.
[3]	Cash and cash equivalents included in assets held for sale